LOSS PER ORDINARY SHARE - Basic (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic
Loss (U.S. dollars in thousands)	$ 76,173	$ 42,304	$ 38,820
Weighted average number of ordinary shares outstanding during the period (in thousands)	364,276	296,922	231,204
Basic loss per share (U.S. dollars)	$ 0.21	$ 0.14	$ 0.17